Accounting considerations related to the SPAC Transaction - Listing expenses (Details) R$ in Thousands	Feb. 27, 2023 BRL (R$)	Jun. 30, 2024 BRL (R$)	Jun. 30, 2023 BRL (R$)	Mar. 01, 2023 R$ / $ $ / shares	Jun. 30, 2022 BRL (R$)
Accounting Considerations Related To The SPAC Transaction [Abstract]
Deemed cost of shares issued to TPB Acquisition Corp shareholders	R$ 893,613
Less: Net assets of TPB Acquisition Corp at historical cost	(574,059)	R$ 27,337	R$ 216,376		R$ 336,291
Listing expense	R$ 319,554
Share price per share | $ / shares				$ 9.55
Closing foreign exchange rate | R$ / $				5.21